S000071709 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	10.19%	[1]
Performance Inception Date		May 25, 2021
Russell 1000 Growth Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	14.33%	[1]
Performance Inception Date		May 25, 2021
C000227195
Prospectus [Line Items]
Average Annual Return, Percent	33.93%	13.07%	[1]
Performance Inception Date		May 25, 2021
C000227195 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.90%	13.02%	[1]
Performance Inception Date		May 25, 2021
C000227195 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.10%	10.29%	[1]
Performance Inception Date		May 25, 2021

[1]	Since inception May 25, 2021.